Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Segment Performance

Segment Performance

Twelve Months Ended December 31, 2023 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment revenue1	$—	$8,054,529	$—	$—	$8,054,529
Other income	37,360	1,936,862	—	24,550	1,998,772
Interest income	—	—	—	1,611,128	1,611,128
Total income	37,360	9,991,391	—	1,635,678	11,664,429
Segment net loss before tax	$(32,344,084)	$(7,388,442)	$—	$(6,515,735)	$(46,248,261)

Six Months Ended December 31, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment revenue1	$—	$2,702,276	$—	$—	$2,702,276
Other income	35,154	260,536	—	—	295,690
Interest income	—	—	—	19,416	19,416
Total income	35,154	2,962,812	—	19,416	3,017,382
Segment net loss before tax	$(14,584,755)	$(5,520,718)	$—	$(7,758,541)	$(27,864,014)

Twelve Months Ended June 30, 2022	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment revenue1	$—	$6,099,815	$—	$1,340	$6,101,155
Other income	385,482	1,202,324	—	—	1,587,806
Interest income	—	—	—	8,314	8,314
Total income	385,482	7,302,139	—	9,654	7,697,275
Segment net loss before tax	$(20,366,063)	$(6,248,217)	$—	$(25,246,027)	(51,860,307)

Twelve Months Ended June 30, 2021	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment revenue1	$—	$3,893,739	$—	$—	$3,893,739
Other income	51,550	595,070	—	60,707	707,327
Interest income	—	—	—	26,120	26,120
Total income	51,550	4,488,809	—	86,827	4,627,186
Segment net loss before tax	$(9,051,651)	$(79,687)	$(34,580)	$(4,278,475)	(13,444,393)

[1]See Note 3, Revenue, for segment revenue by product line for the twelve months ended December 31, 2023, six months ended December 31, 2022, and twelve months ended June 30, 2022 and 2021.

Schedule of Segment Assets

Segment Assets

At December 31, 2023 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$147,476,907	$20,367,755	$2,225,693	$93,272,688	$263,343,043

At December 31, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$153,744,385	$19,635,067	$2,219,480	$101,825,626	$277,424,558

Schedule of Segment Liabilities

Segment liabilities

December 31, 2023 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$69,102,062	$9,874,301	$—	$430,405	$79,406,768

December 31, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$40,119,176	$8,960,085	$—	$2,289,028	$51,368,289